Income Taxes (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Income (Loss) Before Income Taxes

The Company’s (loss) income before income taxes consisted of the following:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Domestic	$(46,018)	$235,204	$(70,750)
Foreign	(15,643)	(7,818)	15,759

	$(61,661)	$227,386	$(54,991)

The components of earnings before income tax were (in thousands):

	Years Ended December 31,
	2011	2010	2009
United States	$106,093	$159,629	$141,893
Rest of World	(12,936)	(4,418)	(2,091)

	$93,157	$155,211	$139,802

Provision for Income Taxes

The provision for income taxes consisted of the following:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Federal:
Current	$146,164	$97,834	$105,664
Deferred	(143,582)	(33,808)	(108,002)

	2,582	64,026	(2,338)

State:
Current	15,348	15,739	18,334
Deferred	(10,186)	(5,909)	(11,501)

	5,162	9,830	6,833

Foreign:
Current	5,653	4,770	5,550
Deferred	(1,424)	(8,390)	(2,223)

	4,229	(3,620)	3,327

	$11,973	$70,236	$7,822

The provision for income tax consists of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current
Federal	$45,610	$47,272	$44,760
State	4,143	5,934	8,370
Rest of World	651	(533)	(55)

	$50,404	$52,673	$53,075

Deferred
Federal	$(3,768)	$(4,812)	$(4,390)
State	(2,173)	463	(406)
Rest of World	(1,430)	(50)	(260)

	(7,371)	(4,399)	(5,056)

Total income tax	$43,033	$48,274	$48,019

Reconciliation of Income Taxes at the U.S. Federal Statutory Rate to the Company's Effective Tax Rate

A reconciliation of income taxes at the U.S. federal statutory rate to the Company’s effective tax rate is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Income tax provision at federal statutory rate	(35.0)%	35.0%	(35.0)%
Increase (decrease) in tax resulting from:
Goodwill impairment	3.3	—	48.7
Section 199 manufacturing deduction	(20.3)	(4.1)	(11.6)
State income taxes, net of federal benefit	5.3	3.6	2.7
Research and investment tax credits	(1.6)	(3.2)	(6.9)
Unrecognized tax benefits	13.5	(3.3)	7.2
Contingent consideration	59.8	1.5	—
Nondeductible transaction expenses	7.5	—	—
Cessation of Adiana	(28.6)	—	—
Executive compensation	2.3	(1.1)	6.1
Foreign rate differential	3.1	0.8	(1.0)
Change in valuation allowance	5.4	—	(0.6)
Other	4.7	1.7	4.6

	19.4%	30.9%	14.2%

The provision for income tax reconciles to the amount computed by applying the federal statutory rate to income before tax as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Expected income tax provision at federal statutory rate	$32,605	35%	$54,324	35%	$48,931	35%
State income tax provision, net of federal benefit	3,109	3%	6,490	4%	6,092	4%
Tax advantaged interest income	(1,262)	(1)%	(1,497)	(1)%	(3,394)	(2)%
Domestic manufacturing tax benefits	(4,651)	(5)%	(5,005)	(3)%	(2,795)	(2)%
Research tax credits	(4,057)	(4)%	(2,883)	(2)%	(3,100)	(2)%
Non-deductible goodwill impairment	3,063	3%	—	—%	—	—%
Valuation allowance	15,557	17%	1,470	1%	450	—%
Other, net	(1,331)	(2)%	(4,625)	(3)%	1,835	1%

Actual income tax provision	$43,033	46%	$48,274	31%	$48,019	34%

Significant Components of the Company's Deferred Tax Assets and Liabilities

The Company’s significant deferred tax assets and liabilities are as follows:

	September 29, 2012	September 24, 2011
Deferred tax assets
Net operating loss carryforwards	$47,472	$56,641
Capital losses	46,750	—
Nondeductible accruals	22,198	17,767
Nondeductible reserves	10,346	8,400
Stock-based compensation	31,437	23,826
Research and other credits	11,392	13,207
Convertible notes issuance costs	811	1,283
Nonqualified deferred compensation plan	12,007	7,324
Other temporary differences	3,000	4,267

	185,413	132,715
Less: valuation allowance	(64,337)	(13,930)

	$121,076	$118,785

	September 29, 2012	September 24, 2011
Deferred tax liabilities
Depreciation and amortization	$(1,635,043)	$(771,504)
Debt discounts and deferrals	(209,011)	(258,593)
Fair value adjustments to current assets and liabilities	(28,413)	—
Investment in subsidiary	(8,479)	(6,507)

	$(1,880,946)	$(1,036,604)

	$(1,759,870)	$(917,819)

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Research tax credit carryforwards	$1,974	$624
License, manufacturing access fees and other intangibles	2,053	1,192
Inventories	2,824	3,618
Deferred revenue	1,438	1,114
Deferred compensation	2,316	2,384
Stock-based compensation	25,060	23,472
Accrued vacation	2,387	2,194
Unrealized loss on marketable securities	14,587	—
Net operating loss carryforwards	10,263	9,968
Other	1,590	968

Total deferred tax assets	64,492	45,534
Valuation allowance	(20,735)	(7,837)

Total net deferred tax assets	$43,757	$37,697

Deferred tax liabilities
Purchased intangibles	$(42,155)	$(45,693)
Capitalized costs expensed for tax	(7,059)	(6,048)
Property, plant and equipment	(3,976)	(2,680)
Unrealized gains on marketable securities	(466)	845

Total deferred tax liabilities	(53,656)	(53,576)

Net deferred tax liability	$(9,899)	$(15,879)

Activity of the Company's Unrecognized Income Tax Benefits

Activity of the Company’s unrecognized income tax benefits for fiscal 2012 and 2011 are as follows:

	2012	2011
Balance at beginning of fiscal year	$31,026	$31,790
Tax positions related to current year:
Additions	11,673	2,014
Reductions	—	—
Tax positions related to prior years:
Additions related to change in estimate	1,327	5,934
Reductions	307	(700)
Payments	(197)	(1,182)
Lapses in statutes of limitations and settlements	(4,144)	(9,162)
Acquired tax positions:
Additions related to reserves acquired from acquisitions	13,156	2,332

Balance as of the end of the fiscal year	$53,148	$31,026

The following is a reconciliation of the cumulative unrecognized tax benefits (in thousands):

Unrecognized tax benefits as of December 31, 2009	$6,981
Increase in unrecognized tax benefits for years prior to 2010	956
Increase in tax position relating to acquisition	778
Increase in unrecognized tax benefits for 2010	1,858
Decrease in unrecognized tax benefits for lapse of statute of limitations	(951)

Unrecognized tax benefits as of December 31, 2010	$9,622
Increase in unrecognized tax benefits for years prior to 2011	243
Increase in unrecognized tax benefits for 2011	2,214
Decrease in unrecognized tax benefits for lapse of statute of limitations	(710)

Unrecognized tax benefits as of December 31, 2011	$11,369